UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(Exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Mark M. Strefling

General Counsel and Chief Legal Officer

Whitebox Advisors, LLC

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 253-6001

Copies to:

Matthew L. Thompson, Esq. Faegre & Benson LLP 90 South 7th Street, Suite 2200 Minneapolis, MN 55402	Richard L. Teigen, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1 – Schedule of Investments.

WHITEBOX TACTICAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS

January 31, 2012 (Unaudited)
	Shares	Value
COMMON STOCKS (59.81%)
Communications (8.44%)
Internet (4.32%)
InterActiveCorp	1,610	$69,343
Symantec Corp.(a)	3,017	51,862

		121,205

Telecommunications (4.12%)
Cisco Systems, Inc.	2,600	51,038
Corning, Inc.	5,023	64,646

		115,684

Total Communications		236,889

Consumer, Cyclical (11.37%)
Airlines (3.98%)
Delta Air Lines, Inc.(a)	2,057	21,701
Hawaiian Holdings, Inc.(a)	2,891	20,121
Republic Airways Holdings, Inc.(a)	4,607	25,385
United Continental Holdings, Inc.(a)	1,929	44,560

		111,767

Retail (7.39%)
Brinker International, Inc.	1,736	44,876
The Gap, Inc.	2,614	49,614
Staples, Inc.	4,324	63,260
Wal-Mart Stores, Inc.	807	49,517

		207,267

Total Consumer, Cyclical		319,034

Consumer, Non-cyclical (10.66%)
Agriculture (1.64%)
Lorillard, Inc.	429	46,070

Beverages (1.99%)
Dr. Pepper Snapple Group, Inc.	1,440	55,901

Biotechnology (1.89%)
Amgen, Inc.	779	52,902

Commercial Services (3.32%)
PHH Corp.(a)	3,317	38,444
The Western Union Co.	2,860	54,626

		93,070

Healthcare Products (1.82%)
Medtronic, Inc.	1,324	51,066

Total Consumer, Non-cyclical		299,009

	Shares	Value
Financials (16.30%)
Banks (8.71%)
Bank of America Corp.	9,348	$66,651
Citigroup, Inc.	1,855	56,986
The Goldman Sachs Group, Inc.	535	59,636
Morgan Stanley	3,278	61,135

		244,408

Diversified Financial Services (4.86%)
Ameriprise Financial, Inc.	992	53,122
Ocwen Financial Corp.(a)	5,777	83,131

		136,253

Real Estate (1.79%)
Avatar Holdings, Inc.(a)	5,138	50,198

Savings & Loans (0.94%)
Hudson City Bancorp, Inc.	3,930	26,449

Total Financials		457,308

Industrials (2.70%)
Aerospace & Defense (2.70%)
L-3 Communications Holdings, Inc.	542	38,341
Lockheed Martin Corp.	453	37,291

		75,632

Total Industrials		75,632

Technology (10.34%)
Computers (3.52%)
CACI International, Inc., Class A(a)	847	49,710
Unisys Corp.(a)	2,344	49,154

		98,864

Semiconductors (4.90%)
Applied Materials, Inc.	6,702	82,301
QLogic Corp.(a)	3,183	55,129

		137,430

Software (1.92%)
Microsoft Corp.	1,826	53,922

Total Technology		290,216

TOTAL COMMON STOCKS (Cost $1,534,655)		1,678,088

	Shares	Value
EXCHANGE TRADED FUNDS (10.61%)
Debt Funds (7.27%)
iShares® iBoxx $ High Yield Corporate Bond Fund	900	$81,666
SPDR® Barclays Capital High Yield Bond ETF	3,100	122,357

		204,023

Equity Fund (3.34%)
Energy Select Sector SPDR® Fund	1,324	93,567

TOTAL EXCHANGE TRADED FUNDS (Cost $289,992)		297,590

	Expiration Date	Exercise Price	Contracts	Value
CALL OPTIONS PURCHASED (0.18%)
Financial Select Sector SPDR® Fund	03/17/2012	$14.00	100	5,000

TOTAL CALL OPTIONS PURCHASED (Cost $4,650)				5,000

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (29.88%)
Money Market Fund (29.88%)
Wells Fargo Advantage 100% Treasury Money Market Fund		0.01000%	838,195	838,195

TOTAL SHORT TERM INVESTMENTS (Cost $838,195)				838,195

TOTAL INVESTMENTS (Cost $2,667,492) (100.48%)				$ 2,818,873

Liabilities in Excess of Other Assets (-0.48%)				(13,540)
NET ASSETS (100.00%)				$ 2,805,333

(a)	Non-income producing security.

STATEMENT OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS
Financial Select Sector SPDR® Fund	3/17/2012	$13.00	(100)	$ (1,800)

TOTAL WRITTEN PUT OPTIONS (Premiums received $2,250)				(1,800)

Common Abbreviations:

ETF - Exchange Traded Fund.

SPDR - Standard & Poor’s depositary receipt.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

January 31, 2012 (Unaudited)

(1) ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund (the “Fund”). The Fund commenced operations on December 1, 2011. The investment objective of the Fund is to provide investors with a high level of total investment return, consistent with prudent investment management.

The Fund is authorized to issue its shares in three share classes – Investor Shares (offered generally and subject to a front-end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments $1 million or more), Advisor Shares (offered without a front-end or contingent deferred sales charge only to clients of registered investment advisors and participants in certain employee benefit plans) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million).

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of the Schedule of Investments:

(a)

Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by Whitebox Advisors, LLC (the “Advisor”) pursuant to procedures established under the general supervision and responsibility of the Trust’s Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These are generally categorized as Level 2 in the hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Advisor. The Pricing Committee for the Trust may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)

The Schedule of Investments was prepared in conformity with generally accepted accounting principles In the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

(3) FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

•

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

•

Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

Whitebox Tactical Opportunities Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$1,678,088	$–	$–	$1,678,088
Exchange Traded Funds	297,590	–	–	297,590
Call Options Purchased	5,000	–	–	5,000
Short Term Investments	838,195	–	–	838,195
Total	$2,818,873	$–	$–	$2,818,873

Other Financial Instruments
Liabilities
Written Options	$(1,800)	$–	$–	$(1,800)
Total	$(1,800)	$–	$–	$(1,800)

(a)	For detailed descriptions of industries, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of January 31, 2012. For the period ended January 31, 2012 the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

(4) NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(5) DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, the Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of the Fund’s total return. The Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund if the other party to the contract defaults.

The Fund’s use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Written option activity for the period ended January 31, 2012 was as follows:

Whitebox Tactical Opportunities Fund

Written Put Options	Number of Contracts	Premiums Received
Options outstanding at December 1, 2011(1)	-	$-
Options written	100	2,245
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at January 31, 2012	100	$2,245
1.	The Fund’s inception date was December 1, 2011.

(6) FEDERAL INCOME TAX INFORMATION

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Whitebox Tactical Opportunities Fund	$2,667,492	$162,832	$(11,451)	$151,381

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	March 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	March 14, 2012

By:	/s/ Clint B. Semm
Clint B. Semm
Treasurer

Date:	March 14, 2012